Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Schedule of components of accrued expenses
	December 31,
	2012	2011

Accrued Salaries and related expenses	$47,519	$125,801
Accrued Income Tax	1,600	2,400
Accrued Professional Fees	30,553	10,158
Total Accrued Liabilities	$79,672	$138,359